Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
At December 31, 2021, the notional volume of the net long (short) positions for our commodity derivative contracts were as follows:

	Commodity	Unit of Measure	Net Long (Short) Position

Sequent Acquisition (1)	Natural Gas	MMBtu	623,763,087
Central Hub Risk	Natural Gas Liquids	Barrels	302,000
Basis Risk	Natural Gas Liquids	Barrels	(19,649,000)
Central Hub Risk	Natural Gas	MMBtu	(22,375,500)
Basis Risk	Natural Gas	MMBtu	(33,050,500)
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(1)Derivative instruments include both long and short natural gas positions. The volume represents the net of long natural gas positions of 4.0 billion MMBtu (million British thermal units) and short natural gas positions of 3.4 billion MMBtu.

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The fair value of commodity-related derivatives was reflected in our Consolidated Balance Sheet as follows:

	December 31, 2021		December 31, 2020
Derivative Category	Assets	(Liabilities)	Assets	(Liabilities)
	(Millions)
Derivatives designated as hedging instruments
Current	$—	$—	$1	$(2)
Noncurrent	—	—	—	—
Total derivatives designated as hedging instruments	$—	$—	$1	$(2)

Derivatives not designated as hedging instruments
Current	$619	$(760)	$2	$(3)
Noncurrent	166	(429)	—	(1)
Total derivatives not designated as hedging instruments	$785	$(1,189)	$2	$(4)

Gross amounts recognized	$785	$(1,189)	$3	$(6)
Counterparty and collateral netting offset	(476)	772	—	—
Amounts recognized in our Consolidated Balance Sheet	$309	$(417)	$3	$(6)

Pretax Effect Of Interest Rate And Energy Related Derivatives
For the years ended December 31, 2021, 2020, and 2019 the pre-tax effects of commodity-related derivatives instruments in Net gain (loss) on commodity derivatives in our Consolidated Statement of Income were as follows:

	Gain (Loss)
	Year Ended December 31,
	2021	2020	2019
	(Millions)
Realized commodity-related derivatives designated as hedging instruments	$(55)	$(2)	$—
Realized commodity-related derivatives not designated as hedging instruments	16	(3)	(1)
Net unrealized gain (loss) from derivative instruments not designated as hedging instruments (1)	(109)	—	3
Net gain (loss) on commodity derivatives	$(148)	$(5)	$2
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(1)Included in our Gas & NGL Marketing Services segment.